Property And Equipment	12 Months Ended
Apr. 30, 2018
Property, Plant and Equipment, Net [Abstract]
Property And Equipment
The components of property and equipment, net of accumulated depreciation and amortization, are as follows:

(in 000s)
As of April 30,	2018	2017
Buildings	$62,451	$69,904
Computers and other equipment	91,388	111,618
Leasehold improvements	69,029	74,112
Purchased software	7,642	6,570
Land and other non-depreciable assets	1,378	1,623
	$231,888	$263,827

Depreciation and amortization expense of property and equipment for continuing operations for fiscal years 2018, 2017 and 2016 was $103.4 million, $103.2 million and $100.8 million, respectively.
During fiscal year 2018, we decided to permanently close approximately 400 tax offices after this year's tax season and, as a result, wrote off $7.4 million in related leasehold improvements, furniture and signage. This expense is included in selling, general and administrative expenses in the consolidated statements of income and comprehensive income.